Leases - Summary Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	$ 313	$ 166
Research and development
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	263	133
General and administrative
Disclosure Of Lease Costs Are Reflected In The Statements Of Operations And Comprehensive Loss [Line Items]
Lease, Cost	$ 50	$ 33